Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Note 22. Quarterly Financial Data (Unaudited)

        Unaudited quarterly financial data is as follows (in thousands, except per unit amounts):

	First	Second	Third	Fourth	Total
Year ended December 31, 2013
Sales	$5,589,190	$4,771,756	$4,433,426	$4,795,236	$19,589,608
Gross profit (1)(2)	$59,072	$93,797	$118,093	$134,867	$405,829
Net (loss) income (1)(2)(3)	$(22,316)	$5,204	$25,136	$33,029	$41,053
Net (loss) income attributable to Global Partners LP	$(22,067)	$4,825	$25,815	$34,042	$42,615
Limited partners' interest in net (loss) income	$(22,567)	$4,061	$24,773	$32,827	$39,094
Basic net (loss) income per limited partner unit (4)	$(0.83)	$0.15	$0.91	$1.20	$1.43
Diluted net (loss) income per limited partner unit (4)	$(0.83)	$0.15	$0.91	$1.20	$1.42
Cash distributions per limited partner unit (5)	$0.57	$0.5825	$0.5875	$0.60	$2.34

	First	Second	Third	Fourth	Total
Year ended December 31, 2012
Sales	$3,975,481	$3,916,063	$4,617,194	$5,117,259	$17,625,997
Gross profit	$55,319	$90,675	$82,620	$104,874	$333,488
Net (loss) income	$(1,400)	$18,515	$6,893	$22,735	$46,743
Limited partners' interest in net (loss) income	$(1,508)	$18,206	$6,577	$22,256	$45,531
Basic net (loss) income per limited partner unit (4)	$(0.06)	$0.67	$0.24	$0.81	$1.73
Diluted net (loss) income per limited partner unit (4)	$(0.06)	$0.66	$0.24	$0.81	$1.71
Cash distributions per limited partner unit (5)	$0.50	$0.50	$0.5250	$0.5325	$2.06
(1)
Includes $32.7 million of expense, $10.6 million of income, $15.5 million of income and $0.4 million of income for the quarters ended March 31, June 30, September 30 and December 31, 2013, respectively, related to the change in the liability for losses on RIN forward commitments.

(2)
Includes $2.6 million of expense, $6.5 million of expense, $13.5 million of expense and $9.5 million of income for the quarters ended March 31, June 30, September 30 and December 31, 2013, respectively, related to changes in the RVO Deficiency.

(3)
Includes a $2.5 million non-recurring charge for the quarter ended December 31, 2013 related to the write off of a prepaid consulting agreement that is no longer realizable.

(4)
See Note 2 for net income per limited partner unit calculation.

(5)
Cash distributions declared in one calendar quarter are paid in the following calendar quarter.

        As previously disclosed in the amended Form 10-Q/As for the interim periods ended March 31, June 30 and September 30, 2013, the Partnership has restated its interim 2013 financial results, principally related to the accounting for RINS and certain accrued liabilities related to the procurement of petroleum products. The quarterly results above reflect these corrections. For the three months ended March 31, 2013, these corrections reduced net income attributable to Global Partners LP by $36.9 million and basic net income per limited partner unit by $1.34 per unit. For the three months ended June 30, 2013, these corrections reduced net income attributable to Global Partners LP by $3.9 million and basic net income per limited partner unit by $0.14 per unit. For the three months ended September 30, 2013, these corrections increased net income attributable to Global Partners LP by $22.4 million and basic net income per limited partner unit by $0.82 per unit. Net income from continuing operations was equivalent to net income attributable to Global Partners LP for all restated periods.